Investment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Issuance of common stock value	$ 1,031,670
Equity method investment, percentage		10.00%
Advanced receivable for stock issuance	$ 15,658
Agreement to Purchase [Member]
Issuance of common stock shares		10,000,000
Issuance of common stock value		$ 50,000